Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Sep. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Cash and Cash Equivalents.
Cash and cash equivalents	€ 156,141	€ 139,442	€ 75,838	€ 88,847	€ 87,141	€ 111,950